Share-Based Compensation - Schedule of share-based compensation expenses of subsidiaries' share-based awards recognized by the group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 8,961	$ 1,407	¥ 33,979	¥ 48,672
Cost of revenues [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	858	135	728
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	7,400	1,161	20,376	31,907
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	342	54	996	1,479
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 361	$ 57	¥ 11,879	¥ 15,286